Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2020
Entity Registrant Name	BNY Mellon Strategic Funds, Inc.
Entity Central Index Key	0000737520
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 23, 2021
Document Effective Date	Mar. 31, 2021
Prospectus Date	Mar. 31, 2021
BNY Mellon Global Stock Fund | Class A
Prospectus:
Trading Symbol	DGLAX
BNY Mellon Global Stock Fund | Class C
Prospectus:
Trading Symbol	DGLCX
BNY Mellon Global Stock Fund | Class I
Prospectus:
Trading Symbol	DGLRX
BNY Mellon Global Stock Fund | Class Y
Prospectus:
Trading Symbol	DGLYX
BNY Mellon International Stock Fund | Class A
Prospectus:
Trading Symbol	DISAX
BNY Mellon International Stock Fund | Class C
Prospectus:
Trading Symbol	DISCX
BNY Mellon International Stock Fund | Class I
Prospectus:
Trading Symbol	DISRX
BNY Mellon International Stock Fund | Class Y
Prospectus:
Trading Symbol	DISYX
BNY Mellon Select Managers Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	DMVAX
BNY Mellon Select Managers Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	DMECX
BNY Mellon Select Managers Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	DMVIX
BNY Mellon Select Managers Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	DMVYX
BNY Mellon U.S. Equity Fund | Class A
Prospectus:
Trading Symbol	DPUAX
BNY Mellon U.S. Equity Fund | Class C
Prospectus:
Trading Symbol	DPUCX
BNY Mellon U.S. Equity Fund | Class I
Prospectus:
Trading Symbol	DPUIX
BNY Mellon U.S. Equity Fund | Class Y
Prospectus:
Trading Symbol	DPUYX